Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (1,000)	$ 10,361,129	$ (27,235,908)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Warrants		(8,467,400)	18,896,400
Change in fair value of FPA		(2,575,000)	3,875,000
Compensation expense in connection with issuance of Private Placement Warrants			1,233,600
Initial classification of FPA			350,000
Transaction costs attributable to Warrants		2,586	1,322,813
Interest earned on marketable securities held in Trust Account	0	(47,151)	(228,281)
Formation costs paid by Sponsor	728		2,125
Changes in operating assets and liabilities:
Prepaid expenses		(32,809)	(118,525)
Accrued expenses	272	(42,438)	1,631,390
Income taxes payable			10,070
Net used in operating activities		(801,083)	(261,316)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(414,000,000)
Net cash used in investing activities			(414,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			405,720,000
Proceeds from sale of Private Placement Units			10,280,000
Proceeds from promissory note – related party			100
Repayment of promissory note – related party			(129,706)
Payment of offering costs			(430,701)
Net cash provided by financing activities			415,439,693
Net Change in Cash		(801,083)	1,178,377
Cash – Beginning		1,178,377
Cash – End	377,294	377,294	1,178,377
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption			360,899,230
Change in value of common stock subject to possible redemption		$ 10,361,130	(24,324,510)
Offering costs included in accrued offering costs	5,000
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000		25,000
Payment of offering costs through promissory note — related party	$ 72,700		127,481
Deferred underwriting commissions			14,490,000
Initial fair value of warrant liability			$ 34,697,600